Related Party Transactions (Details) - Schedule of Related Party Transactions - Board and Committee [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Cash Compensation	$ 258	$ 400
Shares Issued (in Shares)	160,000	63,000
Value of Shares Issued	$ 276	$ 200
Compensation Expense Recognized	534	600
Dimitri Villard [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 75	$ 100
Shares Issued (in Shares)	30,000	10,600
Value of Shares Issued	$ 48	$ 34
Compensation Expense Recognized	123	134
Jeff Grout [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 50	$ 100
Shares Issued (in Shares)	20,000	10,600
Value of Shares Issued	$ 40	$ 34
Compensation Expense Recognized	90	134
Nick Florio [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 75	$ 100
Shares Issued (in Shares)	20,000	10,600
Value of Shares Issued	$ 40	$ 34
Compensation Expense Recognized	115	134
Vincent Cebula [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 58	$ 100
Shares Issued (in Shares)	30,000	10,600
Value of Shares Issued	$ 48	$ 34
Compensation Expense Recognized	106	134
Alicia Barker [Member]
Related Party Transaction [Line Items]
Cash Compensation
Shares Issued (in Shares)	30,000	10,600
Value of Shares Issued	$ 50	$ 34
Compensation Expense Recognized	50	34
Brendan Flood [Member]
Related Party Transaction [Line Items]
Cash Compensation
Shares Issued (in Shares)	30,000	10,000
Value of Shares Issued	$ 50	$ 30
Compensation Expense Recognized	$ 50	$ 30